UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF

SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01284

BLUE OWL TECHNOLOGY FINANCE CORP.

(Name of Registrant)

399 Park Avenue

New York, New York 10022

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Blue Technology Finance Corp. (the “Company”) to be redeemed:

6.75% Notes due 2025 (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on May 30, 2025 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article Eleven of the Company’s base indenture governing the Notes, dated as of June 12, 2020 (the “Base Indenture”), between the Company and Computershare Trust Company, National Association, as successor in interest to Wells Fargo Bank, National Association (the “Trustee”), and (ii) Section 1.01(l) of the First Supplemental Indenture, dated as of June 12, 2020, between the Company and the Trustee (the “First Supplemental Indenture,” and, together with the Base Indenture, the “Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $210,000,000 in aggregate principal amount of the $210,000,000 in aggregate principal amount of the Notes issued and outstanding pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of April, 2025.

Blue Owl Technology Finance Corp.

By:	/s/ Jonathan Lamm
Jonathan Lamm
Chief Financial Officer and Chief Operating Officer